Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average number of shares
Ordinary shares in issue (’000) (in shares)	2,808,406	2,923,571	2,670,030
Adjustment for weighting of ordinary shares in issue (’000) (in shares)	90,398	(194,680)	(162,447)
Weighted average number of shares (’000) (in shares)	2,898,804	2,728,891	2,507,583
Profit attributable to owners of Sibanye-Stillwater (SA rand million)	R 33,054	R 29,312	R 62
Basic EPS (in ZAR cents per share)	R 11.40	R 10.74	R 0.02
Potential ordinary shares (’000) (in shares)	28,442	49,061	71,371
Diluted weighted average number of shares (’000)(in shares)	2,927,246	2,777,952	2,578,954
Diluted basic EPS (in ZAR cents per share)	R 11.29	R 10.55	R 0.02
Gain on disposal of property, plant and equipment	R (36)	R (99)	R (77)
Gains on disposals of property plant and equipment, net of tax	(27)	(74)	(58)
Impairment loss (reversal of impairment loss)	5,148	(121)	86
Impairments (reversal of impairments), net of tax	3,861	(121)	67
Profit on sale of St Helena	(16)	0	0
Profit on sale of St Helena, net of tax	(12)
Derecognition of property, plant and equipment	2	37
Derecognition of property, plant and equipment, net of tax	2	28
Impairment recognised by equity accounted associate			21
Impairment by equity method associate, net of tax			21
Re-measurement items, attributable to NCI	0	1	3
Gain on acquisition	0	0	(1,103)
Gain on acquisition, net of tax			(1,103)
Headline earnings	R 36,878	R 29,146	R (1,008)
Headline EPS (cents) (in ZAR per share)	R (12.72)	R 10.68	R (0.40)
Diluted headline EPS (cents) (in ZAR per share)	R 1,260,000,000	R 1,049,000,000	R (40,000,000)